Note 13 - Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of convertible debentures [text block]
Accrued interest as at	Share issuance date	Number of shares	Amount $

March 31, 2017	April 7, 2017	9,496	17
June 30, 2017	August 15, 2017	23,885	40
September 30, 2017	December 27, 2017	22,783	40
December 31, 2017	March 27, 2018	33,605	40
		89,769	137

Class of warrant or right outstanding [text block]
	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)		February 29, 2016
	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount
		$		$		$		$
Liability
Series December 2017
US public offering Warrants 2017 (i)	9,802,935	6,405	—	—	—	—	—	—
Series 8 Public offering
Warrants December 2013 (note 11) (ii)	18,400,000	21	18,400,000	209	18,400,000	187	18,400,000	156
	28,202,935	6,426	18,400,000	209	18,400,000	187	18,400,000	156
Equity
Public offering warrants
Series December 2017 US Broker warrants (v)	495,050	406	—	—	—	—	—	—
Series 2017 BW Broker warrants (iii)	—	—	234,992	144	234,992	144	—	—
Public offering warrants February 2017 (iv)	1,904,034	—	1,965,259	—	1,965,259	—	—	—
Private Placement – contingent warrants
2017 Unsecured convertible debenture conversion option and contingent warrants (vi)	1,052,630	309	1,052,630	309	1,052,630	309	—	—
Series 9 Private Placement warrants 2013 (vii)	161,654	—	161,654	—	161,654	—	161,654	—
	3,613,368	715	3,414,535	453	3,414,535	453	161,654	—

Warrants [member]
Statement Line Items [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
December 27, 2017
Exercise price	US $1.26
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%
December 27, 2017
Exercise price	US $1.2625
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%
February 21, 2017

Exercise price	$2.15
Share price	$1.70
Dividend	—
Risk-free interest	0.79%
Estimated life (in years)	1.00
Expected volatility	112.09%